Receivables (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Deferred purchase price	$ 106	$ 83
Expenses related to securitization and factoring facilities	$ 15	$ 13	$ 12